Business combinations and investments (Tables)	6 Months Ended	12 Months Ended
	Jul. 03, 2021	Dec. 31, 2020
Schedule of Business Acquisitions, by Acquisition	The consideration paid for Bioness is comprised of the following:

Consideration
Cash consideration at closing	$48,933
Contingent consideration at fair value	43,000

Total Bioness consideration	$91,933

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed	The following table summarizes the preliminary fair values of the assets acquired and liabilities assumed at the acquisition date and the resulting goodwill, which is expected to be deductible for tax purposes:

Fair value of consideration	$91,933

Assets acquired and liabilities assumed:
Cash, cash equivalents and restricted cash (a)	3,143
Accounts receivable	4,124
Inventory	7,318
Prepaid and other current assets	1,947
Property and equipment	673
Intangible assets	87,000
Operating lease assets	3,616
Other assets	132
Accounts payable and accrued liabilities	(11,405)
Other current liabilities	(2,020)
Other liabilities	(4,930)

Net assets acquired	89,598

Resulting goodwill (b)	$2,335

(a)
Consists of cash and cash equivalents of $2,143 and restricted cash deposited by the former majority owner of Bioness of $1,000, into escrow with financial institutions for the purpose of paying specific Bioness indebtedness. The Company previously deposited $4,207 into escrow for the same purpose. Prior to the acquisition, Bioness had entered into two loans in connection with the Paycheck Protection Program (the PPP) under the Coronavirus Aid, Relief and Economic Security Act (CARES Act) administered by the U.S.

Small business Administration. Bioness received proceeds of $3,204 from an unsecured PPP loan that was scheduled to mature on April 10, 2022. Bioness applied and was granted forgiveness of this loan during 2021. Bioness received proceeds of $2,003 from a second unsecured PPP loan bearing an interest rate of 1% scheduled to mature on February 5, 2026. Bioness applied for forgiveness of this loan during 2021. As part of the Bioness acquisition, the balance of $2,003 was placed in restricted cash to cover the repayment of the outstanding unsecured PPP loan in the event it is not forgiven. The $1,000 outstanding unsecured PPP loan balance covered by the former majority owner is included in other current liabilities within the condensed consolidated balance sheets.
(b)	The U.S. segment was allocated the resulting goodwill from the Bioness acquisition.

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination
The following table summarizes the preliminary fair values of identifiable intangible assets and their useful lives:

	Useful Life (in years)	Fair Value
Intellectual property	10 years	$43,500
IPR&D	N/A	43,250
Customer relationships	2 years	250

		$87,000

Business Acquisition, Pro Forma Information	Consolidated unaudited pro forma results of operations for the Company are presented below assuming the 2021 Bioness Acquisition had occurred January 1, 2020. Pro forma operating results for the three and six months ended June 27, 2020 include operating expenses of $3,939 and $7,135, respectively, for acquisition integration costs and inventory related adjustments.

	Three Months Ended		Six Months Ended
	July 3, 2021	June 27, 2020	July 3, 2021	June 27, 2020
Net sales	$109,816	$65,955	$200,541	$157,570
Net (loss) income	$(6,841)	$(12,962)	$16,333	$(11,376)
Earnings per share of Class A common stock(1):
Basic and diluted	$(0.03)		$(0.08)

Schedule of Variable Interest Entities
Harbor assets that could only be used to settle Harbor obligations and Harbor liabilities for which creditors did not have recourse to the general credit of the Company were as follows at December 31, 2020:

December 31, 2020
Cash and cash equivalents	$803
Property and equipment, net	173
Intangible assets, net	5,635
Operating lease assets	178
Other assets	74

$6,863

Accounts payable and accrued liabilities	$366
Other current liabilities	2,004
Other long-term liabilities	659

$3,029

Bio Ventus LLC
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date:

Cash and cash equivalents	$1,430
Intellectual property (10-year useful life)	4,834
IPR&D	1,445
Other assets	70
Accounts payable and accrued liabilities	(932)
Other current liabilities	(1,696)
Other long-term liabilities	(697)
Deferred income tax	(266)

Estimated fair value of net assets acquired	4,188
Bioventus purchase price	1,000
Fair value of Harbor’s noncontrolling interest	3,188

$—

Schedule of Variable Interest Entities
Harbor assets that can only be used to settle Harbor obligations and Harbor liabilities for which creditors do not have recourse to the general credit of the Company are as follows for the years ended December 31:

	2020	2019
Cash and cash equivalents	$803	$1,127
Property and equipment, net	173	60
Intangible assets, net	5,635	6,122
Operating lease assets	178	231
Other assets	74	59

	$6,863	$7,599

Accounts payable and accrued liabilities	$366	$458
Other current liabilities	2,004	2,395
Deferred income tax	—	215
Other long-term liabilities	659	872

	$3,029	$3,940